UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22524

Precidian ETFs Trust

(Exact name of registrant as specified in charter)

350 Main St., Suite 9

Bedminster, New Jersey 07921

(Address of principal executive offices) (Zip code)

Mark Criscitello

Precidian Funds LLC

350 Main St., Suite 9

Bedminster, New Jersey 07921

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (908) 781-0560

Date of fiscal year end: March 31

Date of reporting period: March 31, 2013

EXPLANATORY NOTE:

The Registrant is filing this amendment to its Form N-CSR for the period ended March 31, 2013, originally filed with the Securities and Exchange Commission on June 4, 2013 (Accession Number 0001144204-13-033107), to amend the line graph under “Growth of a $10,000 Investment Since the Commencement of Operations at Net Asset Value”. The line graph for the MAXISSM Nikkei 225 Index Fund and Nikkei 225 Index were inadvertently reversed in the production process of the March 31, 2013 Annual Report. Other than the aforementioned revisions, this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein in any way.

Item 1. Reports To Stockholders.

Item 1 (amended herein), is incorporated by reference to the Form N-CSR filed on June 4, 2013.

Item 12. Exhibits.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Precidian ETFs Trust

By: /s/ Daniel J. McCabe

Daniel J. McCabe

President and Principal Executive Officer

June 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Daniel J. McCabe

Daniel J. McCabe

President and Principal Executive Officer

June 17, 2013

By: /s/ William C. Cox

William C. Cox

Treasurer and Principal Financial Officer

June 17, 2013